Income Taxes (Details Textual) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Tax Credit Carryforward [Line Items]
Effective Income Tax Rate Reconciliation, Percent		29.60%	34.10%	33.50%
Deferred Tax Benefit, Non Cash Integration	$ 50.5
Deferred tax liabilities, noncurrent	2,230.3	$ 2,230.3	$ 2,397.0
Valuation allowance on operating loss carryforward	2.0	2.0
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided	217.4	217.4
Company's unrecognized tax benefits	46.3	46.3	45.0	$ 29.1	$ 29.7
Unrecognized tax benefits that would affect the effective tax rate	32.6	32.6	32.2	19.5
Tax-related net interest and penalties	3.8	3.8	3.4	2.0
Interest charged to earnings		$ 0.6	0.7	$ 0.1
Time period over which it is reasonably possible that the Company could decrease its unrecognized tax benefits		12 months
Amount unrecognized tax benefit could decrease in next 12 months	4.5	$ 4.5
Federal [Member]
Tax Credit Carryforward [Line Items]
Valuation allowance on operating loss carryforward	$ 3.3	$ 3.3	4.2
New Accounting Pronouncement, Early Adoption, Effect [Member]
Tax Credit Carryforward [Line Items]
Deferred tax liabilities, noncurrent			$ (76.3)